Goodwill - Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill, Beginning balance	€ 2,357,536	€ 2,088,589
Effect of changes in exchange rates	267,016	268,947
Goodwill, Ending balance	€ 2,624,552	€ 2,357,536